Goodwill and Intangible Assets - Schedule of estimated future amortization of finite-lived intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets
2024	$ 5,823
2025	1,355
2026	1,355
2027	1,355
2028	1,355
Thereafter	4,455
Total	$ 15,697	$ 21,477